WARRANT LIBILITY (Narrative) (Details)		12 Months Ended
	Sep. 16, 2013 USD ($) $ / shares shares	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
WARRANT LIBILITIES [Line Items]
Warrant liability recognized		$ 0	$ 0
Gain from the change in fair value of the warrant liability		0	(577,500)	$ (1,312,500)
Warrant Liabilities Current		$ 0	0
Warrant [Member]
WARRANT LIBILITIES [Line Items]
Number of shares that can be purchased on exercise of warrants | shares	10,500,000
Number of shares that can be purchased on exercise of warrants as a percentage of shares issued in public offering	35.00%
Number of ordinary shares per ADS	30.2
Aggregate American Depository Shares (ADS) | shares	1,050,000
Exercise price (in dollars per share) | $ / shares	$ 3.02
Warrant liability recognized	$ 12,547,500
Gain from the change in fair value of the warrant liability			$ 577,500	$ 1,312,500
Warrant Liabilities Current	$ 12,547,500